Administrative expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense by nature
Salaries and wages	$ 150,001	$ 173,881	$ 155,325
Other benefits	20,904	19,877	18,768
Share-based payment expense	20,343	13,370	13,265
Pension costs	11,596	12,221	11,133
Total Staff costs	202,844	219,349	198,491
Administrative expense
Expense by nature
Total Staff costs	178,433	186,200	165,262
Cost of sales
Expense by nature
Total Staff costs	$ 24,411	$ 33,149	$ 33,229